Transactions and Balances with Related Parties (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Transactions and Balances with Related Parties [Line Items]
Monthly fees	$ 4	₪ 15
Total fees	49		$ 53	$ 66
Balance of key management personnel & accounting firm, total	$ 32		$ 34
Percentage of shares	1.04%	1.04%	1.04%
Rent expenses	$ 11			$ 14
Balance due from Canndoc Ltd	3
InterCure Ltd [Member]
Transactions and Balances with Related Parties [Line Items]
Balances of shares total	$ 605		$ 1,627
Canndoc Ltd [Member]
Transactions and Balances with Related Parties [Line Items]
Rent expenses			$ 5